Oil and Natural Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Oil and Natural Gas Properties [Abstract]
Schedule of Oil and Natural Gas Properties
	June 30,	December 31,
	2025	2024
Evaluated oil and natural gas properties – cost	$6,933,071	$6,933,071
Accumulated depletion and impairment	(6,450,162)	(6,142,978)
Oil and natural gas properties, net	$482,909	$790,093

	December 31,	December 31,
	2024	2023
Evaluated oil and natural gas properties – cost	$6,933,071	$6,368,179
Accumulated depletion and impairment	(6,142,978)	(5,426,488)
Oil and natural gas properties, net	$790,093	$941,691